UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22187

Pax World Funds Trust II
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1.     Schedule of Investments.

Pax MSCI EAFE ESG Index ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS: 98.1%
Australia: 8.5%
Australia & New Zealand Banking Group, Ltd.	21,511	$619,104
Commonwealth Bank of Australia	13,190	878,255
Fortescue Metals Group, Ltd.	1,445	6,418
GPT Group (a)	38,601	125,607
Mirvac Group (a)	92,626	150,701
National Australia Bank, Ltd.	20,366	653,563
Newcrest Mining, Ltd.	13,895	152,012
Orica, Ltd.	212	3,977
Origin Energy, Ltd.	9,786	129,021
Westpac Banking Corp.	27,233	833,443
		3,552,101
Austria: 0.4%
OMV AG	3,580	176,881

Belgium: 2.2%
Colruyt SA	11,772	653,900
Delhaize Group	3,070	193,614
KBC Groep NV	1,157	56,876
		904,390
Denmark: 1.5%
Novo Nordisk A/S (Class B)	3,688	626,531

Finland: 0.5%
Stora Enso OYJ (R Shares)	9,521	80,744
UPM-Kymmene OYJ	8,571	118,690
		199,434
France: 7.9%
AXA SA	11,459	265,634
Carrefour SA	5,971	205,097
CGG-Veritas (b)	4,306	99,294
Compagnie de Saint-Gobain	5,097	252,558
Danone SA	5,417	407,993
L’Oreal SA	2,871	493,370
Renault SA	7,704	614,553
Schneider Electric SA	4,680	396,006
Societe BIC SA	2,622	305,060
Technip SA	2,490	292,534
		3,332,099
Germany: 8.8%
Adidas AG	1,424	154,555
Allianz SE	3,724	585,764
BASF SE	7,753	744,085
Bayerische Motoren Werke AG	3,216	345,960
Deutsche Boerse AG	880	66,243
Deutsche Post AG	11,351	376,911
HeidelbergCement AG	8,865	684,126
Hochtief AG	1,430	124,912
K+S AG	2,310	59,912
Metro AG	2,252	89,319
ProSieben Sat.1 Media AG	3,138	133,379
SAP AG	3,577	264,713
Suedzucker AG	1,908	56,253
		3,686,132
Hong Kong: 0.5%
CLP Holdings, Ltd.	15,000	122,145
Li & Fung, Ltd.	60,000	87,271
		209,416
Israel: 0.1%
Delek Group, Ltd.	146	47,618

Italy: 0.9%
ENI SpA	7,900	181,261
Intesa Sanpaolo SpA	93,967	193,978
Pirelli & C. SpA	149	1,941
		377,180
Japan: 22.0%
Aisin Seiki Co., Ltd.	2,900	123,684
Canon, Inc.	6,000	191,389
Central Japan Railway Co.	3,000	384,611
Chugai Pharmaceutical Co., Ltd.	9,000	184,724
Denso Corp.	3,000	140,025
East Japan Railway Co.	3,000	258,038
Eisai Co., Ltd.	2,700	109,789
Fast Retailing Co., Ltd.	100	37,554
Fuji Heavy Industries, Ltd.	14,000	386,650
Fujitsu, Ltd. (b)	60,000	223,796
Hitachi Chemical Co., Ltd.	3,000	48,275
Hitachi Construction Machinery Co., Ltd.	6,000	134,217
Honda Motor Co., Ltd.	12,000	456,764
Kao Corp.	6,000	187,108
KDDI Corp.	6,000	308,178
Komatsu, Ltd.	12,000	298,273
Konica Minolta Holdings, Inc.	30,000	251,924
Kubota Corp.	30,000	433,223
McDonald’s Holdings Co. (Japan), Ltd.	2,700	74,513
Mitsubishi Corp.	20,500	414,910
Mitsubishi Electric Corp.	30,000	314,904
Mitsubishi UFJ Lease & Finance Co., Ltd.	29,900	158,146
Mitsui Fudosan Co., Ltd.	13,000	436,535
Mizuho Financial Group, Inc.	162,400	352,522
Murata Manufacturing Co., Ltd.	2,700	206,094
Nikon Corp.	3,000	52,372
Nippon Steel Corp.	30,000	101,809
Nissan Motor Co., Ltd.	27,000	270,757
NTT DoCoMo, Inc.	15,000	243,363
Panasonic Corp.	15,000	144,917
Resona Holdings, Inc.	300	1,535
Santen Pharmaceutical Co., Ltd.	6,000	291,363
Seven & I Holdings Co., Ltd.	5,200	189,717
Shin-Etsu Chemical Co., Ltd.	3,000	183,439
Softbank Corp.	6,000	415,185
Sony Corp.	9,000	192,428
Sumitomo Mitsui Financial Group, Inc.	9,100	440,046
Suzuken Co., Ltd.	300	9,875
Takashimaya Co., Ltd.	29,000	271,603
Takeda Pharmaceutical Co., Ltd.	6,000	283,414
Toho Gas Co., Ltd.	1,000	5,238
		9,212,907
Luxembourg: 0.5%
Tenaris SA	9,365	219,818

Netherlands: 3.4%
Akzo Nobel NV	3,460	227,507
ASML Holding NV	3,057	302,082
ING Groep NV (b)	25,676	290,250
Unilever NV	15,231	592,855
		1,412,694
New Zealand: 0.8%
Auckland International Airport, Ltd.	116,810	322,520

Norway: 0.4%
Norsk Hydro ASA	20,452	84,777

See accompanying notes to financial statements

1

Security Description	Shares	Value

Statoil ASA	3,080	$69,904
		154,681
Spain: 3.8%
Banco Bilbao Vizcaya Argentaria SA	37,576	420,143
Distribuidora Internacional de Alimentacion SA	2,964	25,714
Ferrovial SA	10,756	193,501
Iberdrola SA	39,616	230,325
Inditex SA	3,087	475,956
Repsol YPF SA	10,010	248,304
		1,593,943
Sweden: 5.2%
Atlas Copco AB	5,565	163,057
Hennes & Mauritz AB (Class B)	11,462	498,053
Nordea Bank AB	32,773	395,433
Sandvik AB	10,939	151,233
Skandinaviska Enskilda Banken AB (Class A)	15,955	169,161
Skanska AB (B Shares)	15,255	293,553
Swedbank AB (Class A)	13,473	314,008
Volvo AB (Class B)	12,949	194,040
		2,178,538
Switzerland: 7.3%
Givaudan SA	48	70,122
Lindt & Spruengli AG	57	233,925
Novartis AG	15,381	1,182,173
Roche Holding AG	5,134	1,384,775
Swiss Re AG	2,492	206,139
		3,077,134
United Kingdom: 23.4%
Associated British Foods PLC	10,768	327,131
BG Group PLC	27,975	534,798
BT Group PLC	53,276	295,406
Bunzl PLC	27,596	597,938
Experian PLC	3	57
Fresnillo PLC	3,811	60,049
GlaxoSmithKline PLC	42,938	1,082,988
HSBC Holdings PLC	137,986	1,495,804
InterContinental Hotels Group PLC	279	8,142
Marks & Spencer Group PLC	19,201	154,413
National Grid PLC	8,893	105,202
Pearson PLC	28,238	574,808
Prudential PLC	26,877	500,968
Reckitt Benckiser Group PLC	1,548	113,309
RSA Insurance Group PLC	139,620	273,355
Standard Chartered PLC	19,846	475,973
Tesco PLC	76,390	444,104
Tullow Oil PLC	11,226	186,157
Unilever PLC	13,870	548,050
Vodafone Group PLC	445,069	1,556,808
Wolseley PLC	4,523	234,166
WPP PLC	11,150	229,315
		9,798,941
TOTAL COMMON STOCKS (Cost $36,919,623)		41,082,958

PREFERRED STOCKS : 0.8%
Germany: 0.8%
Volkswagen AG Preference Shares	1,356	319,845
TOTAL PREFERRED STOCKS (Cost $283,638)		319,845

RIGHTS: 0.0%(c)
Spain: 0.0%(c)
Banco Bilbao Vizcaya Argentaria SA Expires 10/14/13 (b)	37,576	5,137
TOTAL RIGHTS (Cost $5,037)		5,137

SHORT TERM INVEATMENTS: 0.7%
United States: 0.7%
MONEY MARKET FUND: 0.7%
SSgA Prime Money Market Fund (Cost $311,153)	311,153	311,153
TOTAL INVESTMENTS: 99.6% (Cost $37,519,451)		41,719,093
OTHER ASSETS & LIABILITIES: 0.4%		159,402
NET ASSETS: 100.0%		$41,878,495

(a) REIT = Real Estate Investment Trust

(b) Non-income producing security.

(c) Amount shown represents less than 0.05% of net assets.

SECTOR DIVERSIFICATION

Sector	Percent of Net Assets
Financials	24.7%
Industrials	14.0%
Consumer Discretionary	13.8%
Health Care	12.3%
Consumer Staples	11.4%
Telecommunication Services	6.7%
Materials	6.3%
Energy	5.2%
Information Technology	3.4%
Utilities	1.1%
Cash and cash equivalents plus other assets less liabilities	1.1%
Total	100.0%

See accompanying notes to financial statements

2

Notes to Schedule of Investments (Unaudited)

Pax MSCI EAFE ESG Index ETF

September 30, 2013

Organization

Pax World Funds Trust II (the “Trust”), which is registered under the Investments Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on February 7, 2008.

As of September 30, 2013, the Trust offered the Pax MSCI EAFE ESG Index ETF (the “Fund”) which represents beneficial interest in the Trust.  The Fund commenced operations on January 27, 2011 and first listed on NYSE Arca, Inc. on January 28, 2011.  The Fund operates as a non-diversified investment company.  The Fund’s investment objective is to seek investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI EAFE ESG Index.

Indemnifications and Guarantees

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, while the Trust has a relatively short operating history, the Trust nonetheless expects the risk of loss to be remote.

Valuation of Investments

For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day (a “Business Day”) that the NYSE is open for trading, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called “evaluated pricing”).  The Board has delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Adviser, including several members of the Portfolio Management team , the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Board. Evaluated pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of evaluated pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Fund may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. Evaluated pricing could result in a difference between the prices used to calculate the Fund’s NAVs and the prices used by the Fund’s benchmark indices, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark indices.

Non-U.S. markets can be significantly more volatile than U.S. markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than U.S. securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If a Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

The Board of Trustees of the Trust has determined that, because shares of the Fund are purchased or redeemed principally by the delivery of securities in kind, rather than cash, the use of local market closing prices to determine the value of non-U.S. securities, rather than fair values determined as of the NYSE Close to give effect to intervening changes in one or more indices, is unlikely to result in material dilution of the interests of the Fund’s shareholders. Therefore, and in order to minimize tracking error relative to the each Fund’s benchmark index (which is based on local market closing prices), the Fund generally intends to use local market closing prices to value non-U.S. securities, and may determine in the future to value non-U.S. securities using a different methodology.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants. Various inputs are used in determining value, these are summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Following is a general summary of valuation inputs and classifications for different categories of securities.

Equity securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy.  Foreign equities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above.  When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2.  To the extent that significant inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$41,082,958	$—	$—	$41,082,958
Preferred Stocks	319,845	—	—	319,845
Rights	5,137	—	—	5,137
Money Market Fund	311,153	—	—	311,153
Total	$41,719,093	$—	$—	$41,719,093

The Fund did not hold any Level 2 or Level 3 categorized securities during the nine months ended September 30, 2013.

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value.  There were no transfers between Level 1 and Level 2 during the period.

Investment Information

During the period ended September 30, 2013, the Fund had purchases and sales of investment securities as follows:

Purchases	Sales	Purchases In-Kind	Sales In-Kind
$2,579,247	$3,032,391	$24,976,535	$—

The identified cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes.  Accordingly, gross unrealized appreciation and depreciation at September 30, 2013 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$37,519,451	$4,684,215	$484,573	$4,199,642

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.esgshares.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.     Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Trust II

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Trust II

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 25, 2013

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ November 25, 2013